Employee costs and share plans for employees, AstraZeneca Investment Plan (Details) - 1 months ended Mar. 31, 2016 - AstraZeneca Investment Plan EquityInstruments in Thousands	GBP (£) EquityInstruments	USD ($)
Share plans
Period of wait time until awards granted vest	8 years
Number of shares awarded	84
Weighted average fair value	£ 39.23	$ 56.38
Minimum
Share plans
Period of performance conditions	3 years
Maximum
Share plans
Period of performance conditions	8 years